Financial assets - Schedule of financial assets measured at other than fair value (Details) - EUR (€) € in Millions	Jun. 30, 2024	Dec. 31, 2023
Carrying amount
Disclosure of fair value measurement of assets [line items]
Financial assets	€ 1,217,341	€ 1,191,403
Fair value
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	1,203,396	1,180,431
Loans and advances | Carrying amount
Disclosure of fair value measurement of assets [line items]
Financial assets	1,102,994	1,087,844
Loans and advances | Fair value
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	1,091,255	1,077,543
Debt instruments | Carrying amount
Disclosure of fair value measurement of assets [line items]
Financial assets	114,347	103,559
Debt instruments | Fair value
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	€ 112,141	€ 102,888